CONSOLIDATED BALANCE SHEETS - USD ($)	Nov. 30, 2021	May 31, 2021	May 31, 2020
Current assets
Cash and cash equivalents	$ 1,284,070	$ 1,665,263	$ 2,925,568
Accounts Receivable	799,866	684,935	161,409
Inventory	2,241,179	1,228,052	575,242
Prepaid expenses and other current assets	258,727	262,313	234,092
Interest receivable - current portion		0	3,322
Notes receivable - current portion		0	4,042,175
Total current assets	4,833,842	3,840,563	7,941,808
Property, plant and equipment, net of accumulated depreciation	3,322,377	3,475,668	3,775,509
Right of use assets, operating leases	2,321,164	2,250,009	1,403,429
Intangible assets, net of accumulated amortization	1,247,041	1,305,190	1,421,204
Goodwill	557,896	557,896	557,896
Other assets	260,455	167,455	167,455
Total assets	12,542,775	11,596,781	15,267,301
Current liabilities
Accounts payable and accrued liabilities	1,702,613	1,608,625	1,172,883
Accrued interest	259,518	267,945	222,433
Lease liability - operating leases, current	306,464	287,125	336,900
Taxes Payable	2,959,352	2,490,295	0
Convertible notes payable - current, net of discount	6,229,672	330,495	0
Contingent liability		0	150,000
Total current liabilities	12,011,434	4,984,485	1,882,216
Noncurrent liabilities
Lease liability - operating leases, non-current	2,049,384	1,979,294	1,136,151
Convertible notes payable - Long Term, net of discount	13,219,150	19,729,822	17,644,482
Total Liabilities	27,279,968	26,693,601	20,662,849
Commitments and contingencies
Preferred stock, value	0	0	0
Common stock, value	12,817	12,723	12,653
Additional paid-in capital	77,842,299	77,561,393	71,196,814
Common stock subscribed	65,702	65,702	241,109
Accumulated deficit	(92,654,511)	(92,736,638)	(76,846,124)
Stockholder’s deficit attributable to CLS Holdings USA, Inc.	(14,733,693)	(15,096,820)	(5,395,548)
Total liabilities and stockholders' equity (deficit)	12,542,775	11,596,781	15,267,301
ASSETS
Restricted cash	250,000	0
LIABILITIES AND STOCKHOLDERS' DEFICIT
Funds held in escrow	250,000	0
Loan payable	303,815	0
Stockholder's deficit
Non-controlling interest	(3,500)	0
Total stockholders’ deficit	$ (14,737,193)	$ (15,096,820)	$ (5,395,548)